Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Receipts from training participants (inclusive of GST)	$ 1,453,848	$ 1,493,676	$ 2,004,336
Payments to member gyms, suppliers & employees (inclusive of GST)	(10,848,391)	(8,106,683)	(10,136,314)
Receipts from Government grants and tax incentives related to expenditure	63,776	1,109,645	105,950
Interest and other finance costs paid	(55,429)	(52,506)	(29,157)
Net cash used in operating activities	(9,386,196)	(5,555,868)	(8,055,185)
Cash flows from investing activities
Payments for property equipment, net of disposal	(18,635)	(14,796)	(59,429)
Payments for intangible assets	(205,039)	(352,181)	(1,043,468)
Receipt from Government grants and tax incentives related to assets		383,936
Bank guarantee deposit received/(paid)		52,714	(62,823)
Net cash (used in)/from investing activities	(223,674)	69,673	(1,165,720)
Cash flows from financing activities
Proceeds from convertible notes, net of transaction costs		8,655,252	5,679,651
Proceeds from issue of equity, net of transaction costs	9,472,851
Net cash from financing activities	9,472,851	8,655,252	5,679,651
Net (decrease) /increase in cash and cash equivalents	(137,019)	3,169,057	(3,541,254)
Cash and cash equivalents at the beginning of the financial period	3,702,567	569,975	4,142,541
Effect of exchange rate changes on cash	(20,710)	(36,465)	(31,312)
Cash and cash equivalents at the end of the financial period	$ 3,544,837	$ 3,702,567	$ 569,975